Share based compensation (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock Options Member
Statement [Line Items]
Expected dividend yield	0	0	0
Grant date share price			$ 77.35
Exercise price			$ 84.50
Risk free interest rate			2.87%
Expected life	2 years		3 years
Expected volatility			112.00%
Stock Options Top Member
Statement [Line Items]
Grant date share price	$ 72.15	$ 161.20
Exercise price	$ 97.50	$ 159.25
Risk free interest rate	4.20%	3.99%
Expected life		5 years
Expected volatility	103.00%	110.00%
Stock Options Bottom Member
Statement [Line Items]
Grant date share price	$ 5.20	$ 83.20
Exercise price	$ 5.25	$ 84.50
Risk free interest rate	2.91%	2.88%
Expected life		2 years 10 months 28 days
Expected volatility	66.00%	95.00%